Other Balance Sheet Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Cash and bank deposits	$ 823,985	$ 565,030
Amounts due from third-party credit card processors	7,076	9,904
Total cash and cash equivalents	1,479,969	1,268,441	$ 1,410,339	$ 244,420
U.S. treasury securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	5,599	6,996
Corporate debt securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	27,365	7,560
Agency securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	8,749	8,084
Commercial paper
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	167,248	67,327
Money market funds
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	439,947	593,696
Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	$ 0	$ 9,844